CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 5,242	$ 11,310	$ 4,348
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	661	2,190	2,509
Employee stock ownership plan expense	727	668	582
Equity incentive plan expense	381	882	860
Excess tax benefit from share-based compensation	0	(28)	(15)
Amortization of investment premiums and discounts, net	1,085	858	996
Amortization of loan premiums and discounts, net	1,085	1,601	1,821
Depreciation and amortization of premises and equipment	2,230	2,374	2,678
Amortization of core deposit intangible	601	602	601
Amortization of deferred debt issue costs	0	0	18
Net gain on sales of securities	0	(55)	(146)
Net gain on fair value of derivatives	0	(62)	(50)
Deferred income tax provision (benefit)	3,513	(444)	(766)
Loans originated for sale	(53,541)	(37,816)	(29,228)
Proceeds from sale of loans held for sale	54,936	38,803	28,435
Net gain on sales of loans held for sale	(1,192)	(916)	(472)
Net gain on sale of investment in affiliate	0	(5,263)	0
Net loss on disposal of equipment	0	92	47
Net loss on sales or write-downs of other real estate owned	269	66	267
Increase in cash surrender value of bank-owned life insurance	(613)	(570)	(618)
Change in operating assets and liabilities:
Accrued interest receivable	(349)	(152)	(430)
Other assets	(2,506)	130	907
Accrued expenses and other liabilities	(3,415)	2,037	1,402
Net cash provided by operating activities	9,114	16,307	13,746
Cash flows from investing activities:
Purchases of available for sale securities	(32,008)	(29,493)	(45,360)
Proceeds from sales of available for sale securities	0	9,014	9,703
Proceeds from maturities of and principal repayments on available for sale securities	35,453	34,697	32,126
Purchases of Federal Home Loan Bank stock	(69)	(1)	(2,541)
Purchases of Federal Reserve Bank stock	(12)	(3)	(3,621)
Redemption of Federal Home Loan Bank stock	2,375	713	0
Loan principal collections (originations), net	16,632	(22,169)	(12,114)
Purchases of loans	(36,123)	(37,702)	(113,192)
Proceeds from sales of other real estate owned	865	685	384
Purchases of premises and equipment	(1,755)	(1,162)	(2,202)
Proceeds from bank-owned life insurance	0	1,201	0
Purchases of bank-owned life insurance	(11,820)	0	0
Proceeds from sale of investment in affiliate	0	5,581	0
Net cash used in investing activities	(26,462)	(38,639)	(136,817)
Cash flows from financing activities:
Net increase in deposits	77,362	72,668	47,304
Net increase (decrease) in mortgagors' and investors' escrow accounts	30	880	(92)
Proceeds from Federal Home Loan Bank advances	23,500	51,500	147,728
Repayments of Federal Home Loan Bank advances, net of amortization of discount	(71,165)	(68,336)	(61,428)
Excess tax benefit from share-based compensation	0	28	15
Stock options exercised	501	67	715
Cash dividends on common stock	(2,372)	(1,889)	(1,914)
Common shares repurchased	(208)	(178)	(7,730)
Net cash provided by (used in) financing activities	27,648	54,740	124,598
Net change in cash and cash equivalents	10,300	32,408	1,527
Cash and cash equivalents at beginning of year	73,186	40,778	39,251
Cash and cash equivalents at end of year	83,486	73,186	40,778
Supplemental cash flow information:
Interest paid	11,107	10,080	8,873
Income taxes paid (received), net	7,067	3,020	1,846
Transfer of loans to other real estate owned	894	1,129	468
Stock options exercised by net-share settlement	$ 163	$ 0	$ 2,563